SCHEDULE OF DEFERRED REVENUE (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Total deferred revenue	$ 1,178	¥ 8,596	¥ 9,412
Merchandise Revenue [Member]
Total deferred revenue		7,256	6,063
Deferred Market Place Revenue [Member]
Total deferred revenue		1,175	3,144
Deferred Other Revenue [Member]
Total deferred revenue		¥ 165	¥ 205